Taxes Payable and Income Taxes	12 Months Ended
Dec. 31, 2010
Taxes Payable And Income Taxes Disclosure [Text Block]
Note 12 - Taxes Payable and Income Taxes

Taxes payable consisted of the following at December 31, 2010 and 2009:

	2010	2009
Other taxes payables	$--	$10,898
Income tax payable	197,785	73,653

Total Taxes Payable - current	$197,785	$84,551

Income tax payable - noncurrent	$2,368,795	$1,418,702

Noncurrent income tax payable arose from management’s assessment on significant uncertain tax position under ASC 740, for the transfer pricing between Nova Dongguan and Nova Macao, wherein the gross profit generated by Nova Dongguan from sales to Nova Macao was materially different from profits generated from sales to third parties. The Statue of Limitation for transfer pricing issue is 10 years starting from the tax year when the transfer pricing issue arises pursuant to the Chinese tax law (see Income Taxes accounting policy under Note 2).

Nova Furniture BVI was incorporated in BVI. There is no income tax for company domiciled in BVI. Accordingly, the Company’s consolidated financial statements do not present any income tax provisions related to BVI tax jurisdiction where Nova furniture BVI is domiciled.

Nova Dongguan is governed by the Income Tax Law of the PRC concerning the private-run enterprises and subject to 25% corporate income tax rate for 2010 and 2009. Nova Macao is income tax-exempt entity incorporated and domiciled in Macao.

The components of income before income taxes from operations consisted of the following:

	2010	2009
	US$	US$
Income (loss) subject to foreign income taxes only	$5,238,090	$5,681,765
Intercompany elimination	--	--

	$5,238,090	$5,681,765

The provisions for income tax expenses for the years ended December 31, 2010 and 2009 consisted of the following:

	2010	2009
Income tax expense - current	$1,077,488	$1,106,583
Income tax benefit - deferred	(42,407)	(68,461)

Total Income Tax Expenses	$1,035,081	$1,038,122

The following table reconciles the PRC statutory rates to the Company’s effective tax rate for 2010 and 2009:

	2010	2009
Tax at PRC statutory rate	$1,309,522	$1,420,441
Permanent difference	31,653	(102,637)
Tax exemption	(1,180,648)	(1,309,142)
Prior year true ups	--	(3,501)
ASC 740-10 Uncertain Tax Position	874,554	1,032,961

Total	$1,035,081	$1,038,122

Deferred tax assets and liabilities are recognized for the expected future tax consequences of differences between the carrying amounts of assets and liabilities and their respective tax bases using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred taxes are comprised of the following:

	2010	2009
Current deferred tax asset:
Accrued liabilities	$115,237	$71,848

Noncurrent deferred tax assets:
Land use right and deferred supplemental payment on land	$17,468	$15,744
Fixed assets improvements	917	1,184

Noncurrent deferred tax liability:
Depreciation on building	(19,659)	(20,286)

Noncurrent Deferred Tax Liability, Net	$(1,274)	$(3,358)

The Company has not recorded any valuation allowance against all of its PRC deferred tax assets for the years ended December 31, 2010 and 2009. In accordance with ASC 740 Accounting for Income Taxes, based on all available evidence, including the Company’s historical results and the forecast of its future income, it is more likely than not that all of its PRC entities will be able to realize the Company's deferred tax assets. The Company does not have any net operating loss carry forwards for PRC enterprise income tax purposes, at December 31, 2010 and 2009, respectively.